Schedule of Investments
March 31, 2022 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.01%

Agricultural Chemicals - 0.90%
The Scotts Miracle-Gro Co.	9,594	1,179,678

Aircraft & Parts - 1.36%
HEICO Corp. Class A	14,059	1,783,103

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.53%
Levi Strauss & Co. Class A	54,928	1,085,377
Lululemon Athletica, Inc. (Canada) (2)	3,969	1,449,598
On Holding AG Class A (Switzerland) (2)	31,231	788,270

		3,323,245

Biological Products, (No Diagnostic Substances) - 2.81%
Bio-Techne Corp.	4,340	1,879,394
Seagen, Inc. (2)	12,472	1,835,485

		3,714,879

Communication Services, NEC - 1.01%
Workiva, Inc. (2)	11,350	1,339,300

Computer Communications Equipment - 3.04%
Arista Networks, Inc. (2)	28,893	4,015,549

Electrical Work - 1.55%
Quanta Services, Inc.	15,600	2,053,116

Electronic Components & Accessories - 1.66%
Novanta, Inc. (2)	4,617	656,953
Universal Display Corp.	9,224	1,539,947

		2,196,900

Electronic Componenets, NEC - 2.05%
II-VI, Inc. (2)	37,384	2,709,966

Electronic Computers - 1.55%
CrowdStrike Holdings, Inc. Class A (2)	8,988	2,040,995

Electronic Connectors - 0.88%
Amphenol Corp. Class A	15,392	1,159,787

General Industrial Machinery & Equipment - 1.14%
Zebra Technologies Corp. Class A (2)	3,652	1,510,832

Household Appliances - 1.26%
A.O. Smith Corp.	25,993	1,660,693

Industrial Instruments For Measurement, Display, And Control- 2.13%
Cognex Corp.	4,787	369,317
Keysight Technologies, Inc. (2)	15,474	2,444,428

		2,813,745

Instruments For Meas & Testing Of Electricity & Elec Signals - 2.47%
Teradyne, Inc.	27,625	3,266,104

Internet Media Services - 2.10%
Pinterest, Inc. Class A (2)	66,687	1,641,167
Shutterstock, Inc.	12,145	1,130,457

		2,771,624

Laboratory Analytical Instruments - 1.26%
Agilent Technologies, Inc.	12,614	1,669,211

Measuring & Controlling Devices - 1.23%
Trimble, Inc. (2)	22,539	1,625,963

Media & Entertainment - 0.35%
ZoomInfo Technologies, Inc. (2)	7,680	458,803

Medical Equipment - 1.11%
Repligen Corp. (2)	7,761	1,459,766

Optical Instrumentts & Lenses - 1.17%
KLA Corp.	4,217	1,543,675

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.26%
Edwards Lifesciences Corp. (2)	20,539	2,417,851
Intuitive Surgical, Inc. (2)	6,275	1,893,042

		4,310,893
Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.92%
RPM International, Inc.	14,963	1,218,587

Pharmaceutical Preparations- 2.82%
Genmab A/S ADR (2)	47,276	1,710,446
Horizon Therapeutics PLC (2)	19,092	2,008,669

		3,719,115

Professinal Services - 0.82%
Clarivate PLC (United Kingdom) (2)	64,810	1,086,216

Pumps & Pumping Equipment - 1.01%
IDEX Corp.	6,969	1,336,166

Retail & Service Industry Machinery - 1.49%
The Middleby Corp. (2)	12,039	1,973,674

Retail-Auto Dealers & Gasoline Stations - 1.28%
Copart, Inc. (2)	13,497	1,693,469

Retail-Building Materials, Hardware, Garden Supply - 2.20%
Fastenal Co.	48,835	2,900,799

Retail-Drug Stores And Proprietary Stores - 0.96%
National Vision Holdings, Inc. (2)	28,995	1,263,312

Retail- Eating & Drinking Places - 2.74%
Chipotle Mexican Grill, Inc. Class A (2)	2,288	3,619,685

Retail-Home Furniture, Furnishings, & Equipment Stores- 0.61%
Floor & Decor Holdings Inc. Class A (2)	9,876	799,956

Retail-Miscellaneous Retail - 1.05%
Pool Corp.	3,268	1,381,874

Retail-Retail Stores - 1.83%
Ulta Beauty, Inc. (2)	6,066	2,415,603

Semiconductors & Related Devices - 8.81%
Advanced Micro Devices, Inc. (2)	10,131	1,107,724
Brooks Automation, Inc. (2)	14,459	1,198,362
IPG Photonics Corp. (2)	2,761	303,047
Marvell Technology Group Ltd. (Bermuda)	39,491	2,831,900
Microchip Technology, Inc.	30,179	2,267,650
Monolithic Power Systems, Inc.	7,852	3,813,559
SkyWater Technology, Inc. (2)	12,419	134,498

		11,656,740

Services-Business Services, Nec. - 3.57%
Costar Group, Inc. (2)	56,477	3,761,933
Etsy, Inc. (2)	7,650	950,742

		4,712,675

Service-Commercial Physical & Biological Research - 1.14%
Charles River Laboratories International, Inc. (2)	5,286	1,501,065

Services-Computer Programming Services - 0.12%
Datto Holding Corp. (2)	6,136	163,954

Services-Computer Programming, Data Processing, Etc. - 3.47%
Factset Research Systems, Inc.	3,371	1,463,520
Five9, Inc. (2)	18,543	2,047,147
The Trade Desk, Inc. Class A (2)	15,531	1,075,522

		4,586,189

Services-Health Services - 1.14%
Envista Holdings Corp. (2)	30,819	1,501,193

Services-Miscellaneous Amusement & Recreation - 1.03%
Vail Resorts, Inc.	5,239	1,363,555

Services-Prepackaged Software - 11.86%
Atlassian Corp. PLC Class A (United Kingdom) (2)	4,739	1,392,460
Cadence Design Systems, Inc. (2)	18,803	3,092,341
Docusign, Inc. (2)	18,614	1,993,932
Electronic Arts, Inc.	16,244	2,055,028
Guidewire Software, Inc. (2)	16,945	1,603,336
Okta, Inc. Class A (2)	2,853	430,689
Paycom Software, Inc. (2)	5,222	1,808,796
Q2 Holdings, Inc. (2)	13,081	806,444
Twilio, Inc. Class A (2)	2,000	329,620
Tyler Technologies, Inc. (2)	4,196	1,866,758
Veeva Systems, Inc. Class A (2)	1,350	286,821

		15,666,226

Sugar & Confectionery Products - 1.09%
Hershey Co.	6,565	1,441,889

Surgical & Medical Instruments & Apparatus - 5.02%
Abiomed, Inc. (2)	6,463	2,140,804
DexCom, Inc. (2)	8,769	4,486,220

		6,627,024

Trucking (No Local) - 1.47%
Old Dominion Freight Line, Inc.	6,507	1,943,511

Wholesale-Lumber & Other Construction Materials - 1.15%
Trex Co., Inc. (2)	23,810	1,514,349

X-Ray Apparatus & Tubes & Related Irradiation Apparatus- 1.59%
Hologic, Inc. (2)	1,315,256	2,099,721

Total Investments - 96.01%	(Cost $ 106,277,384)	126,794,374

Other Assets Less Liabilities - 3.99%		5,248,078

Total Net Assets - 100.00%		132,042,452

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$126,794,374	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$126,794,374	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.